Property and Equipment,Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	¥ 16,171	$ 2,278	¥ 24,728	¥ 64,756